Schedule of Equipment (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Cost	$ 194,943	$ 187,253
Accumulated depreciation	167,278	161,450
Net book Value	27,665	25,803
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	188,193	180,503
Accumulated depreciation	163,475	157,811
Net book Value	24,718	22,692
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	6,750	6,750
Accumulated depreciation	3,803	3,639
Net book Value	$ 2,947	$ 3,111